Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	SMA RELATIONSHIP TRUST
Entity Central Index Key	0001225290
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2022
Document Effective Date	Apr. 29, 2022
Prospectus Date	Apr. 29, 2022
Series M | Series M
Prospectus:
Trading Symbol	SRTMX